Condensed Balance Sheets (Parentheticals) - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of Financial Position [Abstract]
Preferred stock, par value (in Dollars per share)	$ 0.00001	$ 0.00001	$ 0.00001
Preferred stock, shares authorized	10,000,000	10,000,000	1,150,000
Preferred stock, designated	0	1,150,000	1,150,000
Preferred stock, shares issued	0	1,146,138	1,146,138
Preferred stock, shares outstand	0	1,146,138	1,146,138
Aggregate liquidation preference shares (in Dollars)	$ 0	$ 15.4	$ 7.8
Common stock, par value (in Dollars per share)	$ 0.00001	$ 0.00001	$ 0.00001
Common stock, shares authorized	250,000,000	250,000,000	2,300,000
Common stock, shares outstanding	12,229,399	3,200,000	3,200,000